RELATED PARTY TRANSACTIONS (Detail Textuals)			1 Months Ended				3 Months Ended		12 Months Ended
	Jan. 03, 2018 USD ($) shares	May 02, 2017 Director shares	Jan. 26, 2018 USD ($) RelatedParty $ / shares shares	Sep. 20, 2017 Director shares	Jul. 31, 2017 Director shares	Nov. 18, 2016 shares	Nov. 30, 2018 USD ($)	Nov. 30, 2017 USD ($)	Aug. 31, 2018 USD ($) shares	Aug. 31, 2017 USD ($) RelatedParty $ / shares shares
Related Party Transaction [Line Items]
Advance from related party							$ 3,686	$ 9,951	$ 19,894	$ 24,585
Due to related party							5,828		2,700	862
Loan forgiven by previous majority shareholder										16,856
Common shares issued for services to related parties	$ 126,000									770,921
Number of common shares issued for services to related parties | shares	120,000
Stock based compensation							13,000		$ 56,835
Number of restricted shares award issued | shares									520,000
Common stock vesting period									4 years
Subscription agreement
Related Party Transaction [Line Items]
Common shares issued for services to related parties			$ 65,000							$ 150,000
Number of related parties | RelatedParty			2							2
Number of common shares issued for services to related parties | shares			99,999							375,000
Purchase price per share | $ / shares			$ 0.65							$ 0.40
Number of warrants | shares			99,999							375,000
Exercise price of warrants | $ / shares			$ 1.50							$ 1.00
Warrant expiration term			5 years							5 years
Former President, and current Senior Vice President, European Operations
Related Party Transaction [Line Items]
Due to related party							3,326		$ 498	$ 0
Rent Expense paid on behalf of company							3,386		18,554
Repayments to related party							558		18,056
Additional borrowings from previous majority shareholder										$ 12,406
President
Related Party Transaction [Line Items]
Advance from related party							300		1,340
Due to related party							2,502		2,202
Senior Vice President, European Operations
Related Party Transaction [Line Items]
Number of shares transferred by former President | shares						6,000,000
Consulting services							7,500
Outstanding consulting services							$ 2,500
Mr. Gregory Gorgas
Related Party Transaction [Line Items]
Payment of salary									$ 74,840
Director one
Related Party Transaction [Line Items]
Additional number of director | Director		1		1	1
Number of restricted shares award issued | shares		120,000		100,000	100,000
Common stock vesting period		4 years		4 years	4 years
Director two
Related Party Transaction [Line Items]
Additional number of director | Director		1		1
Number of restricted shares award issued | shares		100,000		100,000
Common stock vesting period		4 years		4 years